Annual Operating Expenses - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio
	Apr. 29, 2024
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.62%
VIP Dynamic Capital Appreciation Portfolio - Service Class
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[2]
Total annual operating expenses	0.72%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[2]
Total annual operating expenses	0.87%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.